Income Taxes - Tax expense and deferred reconciliation (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
The tax expense (benefit) comprises:
Current Tax	$ 21,690,718	¥ 141,126,316	¥ 97,857,914	¥ 103,835,541
Deferred Tax	(2,786,193)	(18,127,807)	(15,245,782)	(36,589,051)
Total	$ 18,904,525	¥ 122,998,509	¥ 82,612,132	¥ 67,246,490
Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate	25.00%	25.00%	25.00%	25.00%
Expenses not deductible for income tax purposes	1.62%	1.62%	2.18%	3.71%
Tax-free income	(1.75%)	(1.75%)
Uncertain tax position impact	(1.09%)	(1.09%)	0.18%	0.24%
Different tax rate of subsidiary operation in other jurisdiction	(1.13%)	(1.13%)	(0.81%)	0.27%
Effective income tax rate	22.65%	22.65%	26.55%	29.22%
Deferred tax assets:
Deferred revenue	$ 7,708,985		¥ 56,246,396		¥ 50,156,971
Accrued expenses	229,439		682,349		1,492,796
Discount of investment			35,377
Tax loss carry forward	2,944,517		7,673,267		19,157,917
Allowance for doubtful debts	153,598				999,354
Exchange gain	1		103,745		4
Gross deferred tax assets	11,036,540		64,741,134		71,807,042
Net deferred tax assets	11,036,540		64,741,134		71,807,042
Analysis as:
Current			56,246,396
Non-current	11,036,540		8,494,738		71,807,042
Deferred tax liabilities:
Amortization of intangible assets	725,015		9,815,595		4,717,167
Unrealized investment income			455,023
Total deferred tax liabilities	725,015		10,270,618		4,717,167
Analysis as:
Current			455,023
Non-current	$ 725,015		¥ 9,815,595		¥ 4,717,167
HONG KONG
Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes
Foreign income tax rate	16.50%	16.50%